Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jul. 02, 2022	Dec. 31, 2021
Property and Equipment
Schedule of property and equipment

Property and equipment consisted of the following (in thousands):

	July 2,	December 31,
	2022	2021
Office furniture	$1,966	$1,382
Computers	2,260	1,856
Machinery, equipment and vehicles	25,470	17,331
Land	140	140
Building	340	340
Leasehold improvements	4,711	4,552
Software	2,368	2,320
Assets under capital lease	52,531	50,941
Construction in process	1,605	1,335
	91,391	80,197
Less: accumulated depreciation	(36,662)	(29,515)
Property and equipment, net	$54,729	$50,682

	December 31,
	2021	2020
Office furniture	$1,382	$1,249
Computers	1,856	1,217
Machinery, equipment and vehicles	17,331	10,275
Land	140	—
Building	340	—
Leasehold improvements	4,552	3,354
Software	2,320	2,199
Assets under capital lease	50,941	32,153
Construction in process	1,335	605
	80,197	51,052
Less: accumulated depreciation	(29,515)	(17,258)
Property and equipment, net	$50,682	$33,794